UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 31,

Date of reporting period: May 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

MAY 31, 2007

Legg Mason Partners

Intermediate Maturity

New York Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Intermediate Maturity

New York Municipals Fund

Semi-Annual Report  •  May 31, 2007

What’s

Inside

Fund Objective

The Fund seeks to provide New York investors with as high a level of current income exempt from federal income taxes and New York State and New York City personal income taxes* as is consistent with the preservation of principal.

*	Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended May 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. This was the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short - and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Yields then moved gradually higher during the remainder of the period due, in part, to the belief that the Fed would not cut interest rates in the foreseeable future. Overall, during the six months ended May 31, 2007, two-year Treasury yields rose from 4.62% to 4.92%. Over the same period, 10-year Treasury yields moved from 4.46% to 4.90%.

Legg Mason Partners Intermediate Maturity New York Municipals Fund         I

Looking at the municipal bond market, it lagged its taxable bond counterparts over the six months ended May 31, 2007. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 0.30% and 0.69%, respectively.

Performance Review

For the six months ended May 31, 2007, Class A shares of Legg Mason Partners Intermediate Maturity New York Municipals Fund, excluding sales charges, returned 0.98%. In comparison, the Fund’s unmanaged benchmarks, the Lehman Brothers 5-year Municipal Bond Indexvi and the Lehman Brothers 7-year Municipal Bond Indexvii returned 0.58% and 0.20%, respectively, for the same period. The Lipper New York Intermediate Municipal Debt Funds Category Average1 decreased 0.03% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of May 31, 2007 (excluding sales charges) (unaudited)

Six Months
Intermediate Maturity New York Municipals Fund — Class A Shares	0.98%

Lehman Brothers 5-Year Municipal Bond Index	0.58%

Lehman Brothers 7-Year Municipal Bond Index	0.20%

Lipper New York Intermediate Debt Funds Category Average	-0.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class C shares returned 0.54% over the six months ended May 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yield for the period ended May 31, 2007 for Class A and Class C shares was 3.44% and 2.85%, respectively. Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class A and Class C shares would have been 3.40% and 2.81%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 38 funds in the Fund’s Lipper category, and excluding sales charges.

II          Legg Mason Partners Intermediate Maturity New York Municipals Fund

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A and Class C shares were 0.76% and 1.42%, respectively.

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have

Legg Mason Partners Intermediate Maturity New York Municipals Fund         III

been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 11, 2007

IV          Legg Mason Partners
Intermediate Maturity New York Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks.
As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no
deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds
(balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

  The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

  The Lehman Brothers 5-Year Municipal Bond Index is a market-value-weighted index representative of the medium term (maturity range of 4 to 6 years) tax-exempt bond market.

vii

The Lehman Brothers 7-Year Municipal Bond Index is a market-weighted index based on municipal bonds having approximate maturity of seven years. The debt includes general obligation, revenue, and pre-refunded bonds.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As
a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service
(12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2006 and held for the six months ended May 31, 2007.

Actual Expenses

The table below titled “Based on Actual
Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid
During the Period”.

Based on Actual Total Return(1)

Actual Total Return Without Sales Charges(2)

Beginning Account Value

Ending Account Value

Annualized Expense Ratio(3)

Expenses Paid During the Period(4)

Class A

0.98
%

$
1,000.00

$
1,009.80

0.74
%

$
3.71

Class C

0.54

1,000.00

1,005.40

1.39

6.95

(1)

For the six months ended May 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio(2)

Expenses Paid During the Period(3)

Class A

5.00
%

$
1,000.00

$
1,021.24

0.74
%

$
3.73

Class C

5.00

1,000.00

1,018.00

1.39

6.99

(1)

For the six months ended May 31, 2007.

(2)

The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         3

Schedule of Investments (May 31, 2007 ) (unaudited)

Face Amount

Rating‡

Security

Value

MUNICIPAL BONDS — 99.4%

Education — 33.6%

$
710,000

A-

Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14

$
736,412

860,000

Aaa(a)

Huntington Union Free School District, GO, FGIC-Insured, 5.500% due 7/15/11

915,126

Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA-Insured:

1,250,000

AAA

5.250% due 7/1/13

1,343,913

2,000,000

AAA

5.250% due 7/1/14

2,169,280

New York State Dormitory Authority Revenue:

2,400,000

AAA

City University Refunding, Series C, AMBAC/TCRS-Insured, 5.750% due 7/1/12

2,509,704

2,000,000

AAA

City University Systems, Second Generation, Series A, FGIC-Insured, 5.000% due 7/1/16

2,065,480

1,370,000

AAA

NYSARC Inc., Series A, FSA-Insured, 5.000% due 7/1/12

1,431,006

3,500,000

AA-

Series B, 5.250% due 11/15/23 (b)

3,696,035

500,000

AAA

Siena College, MBIA-Insured, 5.000% due 7/1/12

517,670

St. Johns University, Series A, MBIA-Insured:

1,500,000

AAA

5.000% due 7/1/18

1,609,155

1,000,000

AAA

5.000% due 7/1/19

1,069,360

1,200,000

AAA

5.000% due 7/1/20

1,279,164

1,000,000

AAA

5.000% due 7/1/21

1,063,430

1,100,000

AA

St. Thomas Aquinas, Radian-Insured, 5.000% due 7/1/14

1,122,869

2,230,000

AA-

State University Dormitory Facilities, 5.250% due 7/1/13

2,365,160

4,950,000

AAA

Third General Resolution, Series A, MBIA/IBC-Insured, 5.250% due 11/15/12

5,294,867

725,000

AAA

Yeshiva University, AMBAC-Insured, 5.375% due 7/1/15

767,405

Pulaski, Central School District, NY, GO, FGIC-Insured:

445,000

Aaa(a)

5.000% due 6/15/11

464,762

780,000

Aaa(a)

5.000% due 6/15/12

821,730

Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute, Series A:

1,150,000

A

5.500% due 9/1/11

1,214,274

1,100,000

A

5.500% due 9/1/12

1,173,469

1,000,000

A

5.500% due 9/1/13

1,070,200

Total Education

34,700,471

Escrowed to Maturity — 1.5%

640,000

Aaa(a)

New York State Dormitory Authority Revenue, New York Law School, AMBAC-Insured, 5.200% due 7/1/08 (c)

650,592

605,000

AAA

New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, Series F, 5.250% due 6/15/14 (c)

620,748

240,000

AAA

Suffolk Country, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA-Insured, 5.100% due 6/1/09 (c)

246,523

Total Escrowed to Maturity

1,517,863

See Notes to
Financial Statements.

4          Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007 ) (unaudited) (continued)

Face Amount

Rating‡

Security

Value

Finance — 6.3%

Municipal Assistance Corp. for the City of Troy, NY:

$
1,990,000

AAA

Capital Appreciation, Series B, MBIA-Insured, zero coupon bond to yield 5.690% due 1/15/19

$
1,208,766

1,080,000

AAA

Series A, MBIA-Insured, 5.000% due 1/15/08

1,088,694

New York City, NY, TFA Revenue, Future Tax Secured:

1,450,000

AAA

Series A, 4.750% due 11/15/16

1,487,105

1,600,000

AAA

Series B, MBIA-Insured, 5.250% due 5/1/12

1,701,408

1,000,000

AAA

Series C, 5.375% due 2/1/15

1,060,540

Total Finance

6,546,513

General Obligation — 11.5%

1,540,000

AAA

Buffalo, NY, GO, School, Series B, FSA-Insured, 4.750% due 2/1/16

1,580,902

1,000,000

AAA

Erie County, NY, GO, Public Improvement, Series A, FGIC-Insured, 5.750% due 10/1/11

1,052,050

1,000,000

BBB+

Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18

1,143,980

1,340,000

AA-

New York State Thruway Authority, General Revenue, Series E, Unrefunded Balance, 5.000% due 1/1/16

1,362,097

435,000

AAA

Niagara County, NY, GO, Environmental Infrastructure, Series A, MBIA-Insured, 5.250% due 8/15/13

467,016

275,000

Aaa(a)

North Hempstead, NY, GO, 5.000% due 5/15/12

289,490

630,000

Aaa(a)

Nyack, NY, GO, Union Free School District, FGIC-Insured, 5.250% due 12/15/15

689,755

1,880,000

AAA

Suffolk County, NY, GO, Public Improvement, Series A, MBIA-Insured, 5.250% due 4/1/13

1,998,985

Yonkers, NY, GO, FGIC-Insured:

1,125,000

AAA

Series A, 5.000% due 9/1/14

1,145,419

2,050,000

AAA

Series C, 5.000% due 6/1/15

2,120,889

Total General Obligation

11,850,583

Government Facilities — 1.9%

1,900,000

AA-

New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 6.500% due 1/1/09

1,976,627

Health Care — 1.5%

1,500,000

AAA

  New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due
1/15/14

1,587,945

Hospitals — 1.0%

1,000,000

AA-

New York State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series B, 6.000% due 2/15/12

1,085,210

Industrial Development — 2.1%

500,000

Baa1(a)

New York City, NY, IDA Civic Facilities Revenue, YMCA Greater New York Project, 6.000% due 8/1/07

501,385

605,000

AA

Onondaga County, NY, IDA, Syracuse Home Association Project, LOC-HSBC Bank (USA) Inc., 5.000% due 12/1/13

626,048

See Notes to
Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         5

Schedule of Investments (May 31, 2007 ) (unaudited) (continued)

Face Amount

Rating‡

Security

Value

Industrial Development — 2.1% (continued)

$
1,000,000

NR

  Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11
(d)

$
1,015,460

Total Industrial Development

2,142,893

Life Care Systems — 1.0%

1,000,000

AA+

Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC-Bank of America, 5.000% due 1/1/10

1,007,150

Miscellaneous — 6.6%

1,090,000

BBB+

Albany, NY, Parking Authority Revenue, Series B, 5.250% due 10/15/12

1,111,844

500,000

A

Capital District Youth Center, Lease Revenue, LOC-KeyBank NA, 6.000% due 2/1/17

506,260

1,100,000

AAA

Municipal Assistance Corp. for the City of Troy, NY, Series A, MBIA-Insured, 5.000% due 1/15/16

1,117,512

1,395,000

AAA

  Suffolk County, NY, Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC-Insured, 5.750% due
10/15/11

1,468,893

Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A:

1,580,000

BBB

5.300% due 10/1/11

1,621,506

1,000,000

BBB

5.500% due 10/1/13

1,028,040

Total Miscellaneous

6,854,055

Pollution Control — 0.8%

750,000

BBB

Essex County, NY, IDA, PCR, International Paper Co. Project, Series C, 5.700% due 7/1/16 (d)

791,805

Pre-Refunded — 2.6%

1,000,000

AAA

Long Island Power Authority, Electric System Revenue, Series A, FSA-Insured, Call 6/1/08 @ 101, 5.000% due 12/1/15 (e)

1,022,840

New York State Thruway Authority:

205,000

AA-

General Revenue, Series E, Call 1/1/08 @ 101, 5.000% due 1/1/16(e)

208,602

1,000,000

AAA

Highway & Bridge Transportation Fund, Series A, Call 4/1/11 @ 101, FGIC-Insured, 5.500% due 4/1/16 (e)

1,069,660

355,000

AA-

  New York State Urban Development Corp., Correctional and Youth Facilities, Series A, Call 1/1/11 @ 100, 5.500% due 1/1/17
(e)

374,486

Total Pre-Refunded

2,675,588

Public Facilities — 4.7%

4,645,000

AA-

New York State Urban Development Corp., Correctional and Youth Facilities, Unrefunded Balance, Series A, 5.500% due 1/117

4,880,176

Transportation — 12.4%

Metropolitan Transportation Authority of New York:

1,500,000

AA-

Series A, 5.500% due 1/1/15

1,645,695

Service Contract, Series A:

3,000,000

AAA

FGIC-Insured, 5.250% due 11/15/11

3,177,540

2,000,000

AAA

FSA-Insured, 5.500% due 11/15/13

2,160,640

See Notes to
Financial Statements.

6          Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007 ) (unaudited) (continued)

Face Amount

Rating‡

Security

Value

Transportation — 12.4% (continued)

$
1,500,000

AAA

New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B, MBIA-Insured, 5.250% due 4/1/11

$
1,577,160

1,600,000

AAA

Niagara Falls, Bridge Commission Toll Revenue, Series B, FGIC-Insured, 5.250% due 10/1/15

1,704,848

415,000

AAA

  Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6,
MBIA-Insured, 6.250% due 12/1/10 (d)

444,146

2,000,000

AA-

Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, Series A, 5.250% due 1/1/14

2,112,860

Total Transportation

12,822,889

Utilities — 4.6%

Long Island Power Authority, Electric System Revenue:

2,000,000

AAA

MBIA-Insured, 5.250% due 4/1/10

2,045,320

2,500,000

A-

Series B, 5.250% due 6/1/13

2,671,825

Total Utilities

4,717,145

Water & Sewer — 7.3%

1,000,000

AAA

Nassau County, NY, GO, Combined Sewer Districts, Series E, MBIA-Insured, 5.400% due 5/1/10

1,043,030

3,250,000

AAA

  New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, MBIA-Insured,
5.000% due 6/15/15

3,324,490

New York State Environmental Facilities Corp., State Clean Water & Drinking:

1,900,000

AAA

Revolving Funds, Series C, 5.250% due 6/15/14

2,004,158

395,000

AAA

Second Resources, Series F, Unrefunded Balance, 5.250% due 6/15/14

405,120

760,000

AAA

Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA-Insured, 5.100% due 6/1/09

779,631

Total Water & Sewer

7,556,429

TOTAL INVESTMENTS — 99.4% (Cost — $100,092,667#)

102,713,342

Other Assets in Excess of Liabilities — 0.6%

602,664

TOTAL NET ASSETS — 100.0%

$
103,316,006

‡

All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)

Rating by Moody’s Investors Service.

(b)

Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(c)

  Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

  Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

  Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#

Aggregate cost for federal income tax purposes is substantially the same.

See
page 9 for definitions of ratings.

See Notes to Financial
Statements.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         7

Schedule of Investments (May 31, 2007 ) (unaudited) (continued)

Abbreviations used in this schedule:

AMBAC

— Ambac Assurance Corporation

FGIC

— Financial Guaranty Insurance Company

FSA

— Financial Security Assurance

GO

— General Obligation

IBC

— Insured Bond Certificates

IDA

— Industrial Development Authority

LOC

— Letter of Credit

MBIA

— Municipal Bond Investors Assurance Corporation

PCR

— Pollution Control Revenue

Radian

— Radian Assets Assurance

TCRS

— Transferable Custodial Receipts

TFA

— Transitional Finance Authority

See Notes to
Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         8

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA
  — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA
  — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D
  — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
  — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca
  — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C
  — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR
  — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         9

Statement of Assets and Liabilities (May 31, 2007) (unaudited)

ASSETS:

Investments, at value (Cost — $100,092,667)

$
102,713,342

Interest receivable

1,518,527

Receivable for Fund shares sold

16,366

Prepaid expenses

20,619

Total Assets

104,268,854

LIABILITIES:

Payable for Fund shares repurchased

741,689

Distributions payable

101,592

Investment management fee payable

41,303

Due to custodian

33,244

Distribution fees payable

19,985

Deferred compensation payable

6,332

Trustees’ fees payable

5,160

Accrued expenses

3,543

Total Liabilities

952,848

Total Net Assets

$
103,316,006

NET ASSETS:

Par value (Note 6)

$
119

Paid-in capital in excess of par value

103,686,672

Undistributed net investment income

25,673

Accumulated net realized loss on investments and futures contracts

(3,017,133
)

Net unrealized appreciation on investments

2,620,675

Total Net Assets

$
103,316,006

Shares Outstanding:

Class A

10,413,738

Class C

1,454,243

Net Asset Value:

Class A (and redemption price)

$8.71

Class C (and redemption price)

$8.71

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 2.25%)

$8.91

See Notes to
Financial Statements.

10         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended May 31, 2007) (unaudited)

INVESTMENT INCOME:

Interest

$
2,506,036

EXPENSES:

Investment management fee (Note 2)

273,307

Distribution fees (Notes 2 and 4)

124,171

Legal fees

26,156

Registration fees

16,651

Shareholder reports (Note 4)

10,568

Audit and tax

10,166

Transfer agent fees (Note 4)

6,034

Trustees’ fees

2,301

Restructuring fees (Note 11)

1,334

Custody fees

528

Insurance

404

Miscellaneous expenses

3,446

Total Expenses

475,066

Less: Fee waivers and/or expense reimbursements (Note 2)

(21,864
)

Net Expenses

453,202

Net Investment Income

2,052,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):

Net Realized Gain From:

Investment transactions

8,834

Futures contracts

311,168

Net Realized Gain

320,002

Change in Net Unrealized Appreciation/Depreciation From:

Investments

(1,538,097
)

Futures contracts

70,688

Change in Net Unrealized Appreciation/Depreciation

(1,467,409
)

Net Loss on Investments and Futures Contracts

(1,147,407
)

Increase in Net Assets From Operations

$
905,427

See Notes to
Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         11

Statements of Changes in Net Assets

  For the six months ended May 31, 2007 (unaudited)   and for the
year ended November 30, 2006

2007

2006

OPERATIONS:

Net investment income

$
2,052,834

$
4,365,589

Net realized gain

320,002

1,161,799

Change in net unrealized appreciation/depreciation

(1,467,409
)

(552,676
)

Increase in Net Assets From Operations

905,427

4,974,712

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):

Net investment income

(2,027,707
)

(4,319,106
)

Decrease in Net Assets From Distributions to Shareholders

(2,027,707
)

(4,319,106
)

FUND SHARE TRANSACTIONS (NOTE 6):

Net proceeds from sale of shares

7,235,901

26,695,458

Reinvestment of distributions

1,374,681

2,769,909

Cost of shares repurchased

(19,496,798
)

(51,310,918
)

Decrease in Net Assets From Fund Share Transactions

(10,886,216
)

(21,845,551
)

Decrease in Net Assets

(12,008,496
)

(21,189,945
)

NET ASSETS:

Beginning of period

115,324,502

136,514,447

End of period*

$
103,316,006

$
115,324,502

* Includes undistributed net investment income of:

$25,673

$546

See Notes to
Financial Statements.

12         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)

2007(2)

2006

2005

2004

2003

2002

Net Asset Value, Beginning of Period

$
8.79

$
8.74

$
8.90

$
9.09

$
8.92

$
8.70

Income (Loss) From Operations:

Net investment income

0.17

0.33

0.31

0.32

0.31

0.33

Net realized and unrealized gain (loss)

(0.08
)

0.05

(0.16
)

(0.19
)

0.17

0.22

Total Income From Operations

0.09

0.38

0.15

0.13

0.48

0.55

Less Distributions From:

Net investment income

(0.17
)

(0.33
)

(0.31
)

(0.32
)

(0.31
)

(0.33
)

Total Distributions

(0.17
)

(0.33
)

(0.31
)

(0.32
)

(0.31
)

(0.33
)

Net Asset Value, End of Period

$
8.71

$
8.79

$
8.74

$
8.90

$
9.09

$
8.92

Total Return(3)

0.98
%

4.44
%

1.73
%

1.40
%

5.44
%

6.45
%

Net Assets, End of Period (000s)

$90,652

$100,314

$111,073

$125,999

$128,228

$104,823

Ratios to Average Net Assets:

Gross expenses

0.79
%(4)(5)

0.77
%

0.76
%

0.76
%

0.76
%

0.79
%

Net expenses(6)

0.75
(4)(5)

0.73

0.72

0.72

0.72

0.69

Net investment income

3.84
(4)

3.81

3.55

3.51

3.48

3.76

Portfolio Turnover Rate

5
%

5
%

6
%

0
%

7
%

8
%

(1)

Per share amounts have been calculated using the average shares method.

(2)

For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)

Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.74%, respectively (Note 11).

(6)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)

2007(2)

2006

2005

2004

2003

2002(3)

Net Asset Value, Beginning of Period

$
8.80

$
8.75

$
8.90

$
9.09

$
8.93

$
8.95

Income (Loss) From Operations:

Net investment income

0.14

0.28

0.26

0.26

0.25

0.09

Net realized and unrealized gain (loss)

(0.09
)

0.04

(0.16
)

(0.19
)

0.16

0.00
(4)

Total Income From Operations

0.05

0.32

0.10

0.07

0.41

0.09

Less Distributions From:

Net investment income

(0.14
)

(0.27
)

(0.25
)

(0.26
)

(0.25
)

(0.11
)

Total Distributions

(0.14
)

(0.27
)

(0.25
)

(0.26
)

(0.25
)

(0.11
)

Net Asset Value, End of Period

$
8.71

$
8.80

$
8.75

$
8.90

$
9.09

$
8.93

Total Return(5)

0.54
%

3.76
%

1.18
%

0.72
%

4.70
%

1.00
%

Net Assets, End of Period (000s)

$12,664

$15,011

$17,642

$22,238

$23,911

$15,649

Ratios to Average Net Assets:

Gross expenses

1.43
%(6)(7)

1.43
%

1.42
%

1.40
%

1.40
%

1.41
%(6)

Net expenses(8)

1.39
(6)(7)

1.38

1.38

1.35

1.36

1.37
(6)

Net investment income

3.19
(6)

3.16

2.89

2.88

2.84

2.90
(6)

Portfolio Turnover Rate

5
%

5
%

6
%

0
%

7
%

8
%

(1)

Per share amounts have been calculated using the average shares method.

(2)

For the six months ended May 31, 2007 (unaudited).

(3)

For the period July 22, 2002 (inception date) to November 30, 2002.

(4)

Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)

Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.43% and 1.39%, respectively (Note 11).

(8)

Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.
Organization and Significant Accounting Policies

Legg Mason
Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified investment fund of the Legg Mason Partners Investment Trust, a
Massachusetts business trust, which was registered under the 1940 Act as an open-end management investment company.

The following are
significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.
Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an
investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA
provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the
Fund.

During the six months ended May 31, 2007, LMPFA waived a portion of its management fee in the amount of $21,864.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

16         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases,
Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class A and C shares that are exchanged and are not already subject to a deferred sales charge may be subject to a 1.00% CDSC if redemption occurs within one year of the date of the exchange.

For the six months ended May 31, 2007, LMIS
and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2007, CDSCs paid to LMIS and its affiliates were approximately $3,000 on sales of the Fund’s Class A shares.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of May 31, 2007, the Fund had accrued $6,332 as deferred compensation payable.

Certain officers and one
Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.
Investments

During the six months ended May 31, 2007,
the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
5,050,983

Sales

6,602,810

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
2,845,397

Gross unrealized depreciation

(224,722
)

Net unrealized appreciation

$
2,620,675

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

4.
Class Specific Expenses

The Fund has adopted a Rule 12b-1
distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of Class C shares average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2007, class specific expenses were as follows:

Distribution Fees

Transfer Agent Fees

Shareholder Reports

Class A

$
71,447

$
4,364

$
7,209

Class C

52,724

1,670

3,359

Total

$
124,171

$
6,034

$
10,568

5.
Distributions to Shareholders by Class

Six Months Ended May 31, 2007

Year Ended November 30, 2006

Net Investment Income:

Class A

$
1,806,555

$
3,584,492

Class B†

—

32,179

Class C

221,152

493,477

Class O†

—

208,958

Total

$
2,027,707

$
4,319,106

†

On November 17, 2006, Class B and Class O shares were converted to Class A shares.

6.
Shares of Beneficial Interest

At May 31, 2007, the Fund
had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses including those specifically related to the distribution of its shares.

18         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

Six Months Ended May 31, 2007

Year Ended November 30, 2006

Shares

Amount

Shares

Amount

Class A

Shares sold

749,485

$
6,553,789

2,804,749

$
24,603,120

Shares issued on reinvestment

140,691

1,230,873

258,974

2,266,707

Shares repurchased

(1,882,218
)

(16,467,539
)

(4,361,753
)

(38,165,880
)

Net Decrease

(992,042
)

$
(8,682,877
)

(1,298,030
)

$
(11,296,053
)

Class B†

Shares sold

—

—

45,115

$
394,749

Shares issued on reinvestment

—

—

2,363

20,682

Shares repurchased

—

—

(169,681
)

(1,488,493
)

Net Decrease

—

—

(122,203
)

$
(1,073,062
)

Class C

Shares sold

77,807

$
682,112

192,593

$
1,687,589

Shares issued on reinvestment

16,424

143,808

38,278

335,229

Shares repurchased

(346,038
)

(3,029,259
)

(541,616
)

(4,741,504
)

Net Decrease

(251,807
)

$
(2,203,339
)

(310,745
)

$
(2,718,686
)

Class O†

Shares sold

—

—

1,142

$
10,000

Shares issued on reinvestment

—

—

16,832

147,291

Shares repurchased

—

—

(787,738
)

(6,915,041
)

Net Decrease

—

—

(769,764
)

$
(6,757,750
)

†

On November 17, 2006, Class B and Class O shares were converted to Class A shares.

7.
Capital Loss Carryforward

On November 30, 2006, the
Fund had, for federal income tax purposes, a net capital loss carryforward of $3,573,436 of which $1,109,697 expires in 2011 and $2,463,739 expires in 2012. Theses amounts will be available to offset any future taxable capital gains.

8.
Regulatory Matters

On May 31, 2005, the Securities and
Exchange Commission (“SEC’) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including this fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group
(“First Data”), the Affected Funds’ then-existing transfer agent, had

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First
Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected
Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required
Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a
new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of
substantially all of its global asset management business, including SBFM, to Legg Mason.

20         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.
Legal Matters

Beginning in August 2005, five class action
lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005,
a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the
“Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On
May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim,

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940
Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second
Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second
Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the
Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.
Other Matters

On September 16, 2005, the staff of the
SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the
1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.
Special Shareholder Meeting and Reorganization

Shareholders
approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

22         Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

12.
Recent Accounting Pronouncements

During June 2006, the
Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109.
FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is
“more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be December 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.
Recent Developments

On May 21, 2007, the United States
Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the
United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities.

Legg Mason Partners Intermediate Maturity New York Municipals
Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

14.
Subsequent Event

On July 24, 2007, NYSE Regulation,
Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

24          Legg Mason Partners
Intermediate Maturity New York Municipals Fund 2007 Semi-Annual Report

Legg Mason Partners

Intermediate Maturity

New York
Municipals Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Intermediate Maturity New
York Municipals Fund, but it may also be used as sales literature when preceded or accompanied by a current prospectus.

This report must be preceded or
accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD2401 07/07

SR07-361

Legg Mason Partners Intermediate Maturity

New
York Municipals Fund

The Fund is a separate series of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INTERMEDIATE MATURITY

NEW YORK MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholders Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.
CODE OF ETHICS.

Not Applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
SCHEDULES OF INVESTMENTS.

Included herein under
Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not
applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a) The registrant’s
principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))
are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and
15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Not Applicable.

Exhibit 99.CODE ETH

(a)
(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chief Executive Officer of

Legg Mason Partners Income Trust

Date:

August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Legg Mason Partners Income Trust

Date:

August 3, 2007

By:

/s/ Frances Guggino

(Frances Guggino)

Chief Financial Officer of

Legg Mason Partners Income Trust

Date:

August 3, 2007